Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2024	Feb. 29, 2024
Service fee to JYBD	¥ 0		¥ 0	¥ 7,500
Related Party [Member]
Revenue from related parties	0		104	300
Plus(CN) [Member]
Payment to related party, additions	35,523	$ 1,500	¥ 0	¥ 0
Interest rate					12.00%	12.00%
Payment to related party	¥ 3,500
Plus(CN) [Member] | Maximum [Member]
Loan receivable repayment term	4 months	4 months
Plus(CN) [Member] | Minimum [Member]
Loan receivable repayment term	2 months	2 months